JPMorgan Emerging Markets Equity Fund
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 100.2%
Argentina — 1.7%
Vista Energy SAB de CV, ADR *	1,944	117,609
YPF SA, ADR *	1,437	57,168
		174,777
Brazil — 11.5%
Axia Energia	5,199	53,636
Axia Energia (Preference) *	1,367	13,770
Banco BTG Pactual SA	9,248	105,010
Banco do Brasil SA	10,465	49,972
Embraer SA, ADR	1,437	105,572
Itau Unibanco Holding SA, ADR	12,462	107,050
MercadoLibre, Inc. *	83	177,088
NU Holdings Ltd., Class A *	12,911	229,172
Petroleo Brasileiro SA, ADR (a)	7,795	111,939
Telefonica Brasil SA	10,333	73,271
WEG SA	16,971	167,755
		1,194,235
China — 23.0%
Advanced Micro-Fabrication Equipment, Inc., Class A	1,705	84,872
Alibaba Group Holding Ltd., ADR	1,818	308,238
Atour Lifestyle Holdings Ltd., ADR	1,158	41,382
BYD Co. Ltd., Class A	4,118	53,764
Contemporary Amperex Technology Co. Ltd., Class A	2,742	138,087
Full Truck Alliance Co. Ltd., ADR	6,445	63,809
Fuyao Glass Industry Group Co. Ltd., Class A	9,091	80,611
H World Group Ltd., ADR	1,870	88,833
KE Holdings, Inc., ADR (a)	2,912	54,520
Meituan * (b)	2,746	33,945
Midea Group Co. Ltd., Class A	8,965	99,953
Montage Technology Co. Ltd., Class A	6,103	159,035
Shenzhen Inovance Technology Co. Ltd., Class A	10,457	112,258
Sieyuan Electric Co. Ltd., Class A	4,552	120,884
Tencent Holdings Ltd.	7,711	592,658
Tencent Music Entertainment Group, ADR	3,867	64,884
Trip.com Group Ltd., ADR	1,431	87,831
Yum China Holdings, Inc.	2,009	99,299
Zhongji Innolight Co. Ltd., Class A	1,026	95,089
		2,379,952
Greece — 0.6%
National Bank of Greece SA	3,441	60,758
Guatemala — 0.9%
Millicom International Cellular SA	1,470	89,708
Hong Kong — 2.9%
AIA Group Ltd.	16,234	187,300
Techtronic Industries Co. Ltd.	8,455	115,423
		302,723

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hungary — 0.8%
OTP Bank Nyrt.	684	86,026
India — 9.4%
Bajaj Finance Ltd.	16,311	165,029
Bharat Electronics Ltd.	13,483	65,870
Bharti Airtel Ltd.	4,463	95,710
Cholamandalam Investment and Finance Co. Ltd.	5,066	89,958
HDFC Asset Management Co. Ltd. (b)	3,020	82,695
Mahindra & Mahindra Ltd.	1,610	60,116
MakeMyTrip Ltd. * (a)	1,100	68,612
Max Healthcare Institute Ltd.	7,047	73,386
NTPC Ltd.	23,176	89,797
Polycab India Ltd.	821	62,783
Shriram Finance Ltd.	10,859	120,541
		974,497
Indonesia — 0.7%
Bank Central Asia Tbk. PT	163,249	72,131
Mexico — 1.7%
Grupo Financiero Banorte SAB de CV, Class O	9,919	111,822
Grupo Mexico SAB de CV	6,027	66,500
		178,322
Panama — 0.7%
Copa Holdings SA, Class A	515	70,328
Peru — 0.9%
Credicorp Ltd.	255	91,166
Portugal — 0.5%
Jeronimo Martins SGPS SA	2,208	52,064
Saudi Arabia — 0.5%
Al Rajhi Bank	1,871	53,425
Singapore — 1.4%
Grab Holdings Ltd., Class A *	14,137	60,787
Sea Ltd., ADR *	692	80,623
		141,410
South Africa — 1.5%
Bid Corp. Ltd.	2,119	53,040
Capitec Bank Holdings Ltd.	399	107,110
		160,150
South Korea — 16.0%
Coupang, Inc. *	2,756	55,558
Hanwha Aerospace Co. Ltd. *	355	319,205
Kia Corp.	739	78,656
Samsung Biologics Co. Ltd. * (b)	59	71,012

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Korea — continued
Samsung Electronics Co. Ltd.	3,735	412,642
SK hynix, Inc.	1,155	721,255
		1,658,328
Spain — 2.1%
Banco Bilbao Vizcaya Argentaria SA	8,464	214,845
Taiwan — 18.3%
Delta Electronics, Inc.	4,182	159,595
MediaTek, Inc.	2,286	126,806
MPI Corp.	1,037	81,953
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	998	329,995
Taiwan Semiconductor Manufacturing Co. Ltd.	19,100	1,056,152
Wiwynn Corp.	1,252	140,339
		1,894,840
Turkey — 3.1%
Aselsan Elektronik Sanayi ve Ticaret A/S	28,714	200,922
BIM Birlesik Magazalar A/S	4,256	64,950
Turkiye Garanti Bankasi A/S	16,465	61,115
		326,987
United States — 2.0%
EPAM Systems, Inc. *	348	72,511
ExlService Holdings, Inc. *	1,547	60,578
Monolithic Power Systems, Inc.	68	76,259
		209,348
Total Common Stocks (Cost $6,129,090)		10,386,020
Short-Term Investments — 0.9%
Investment of Cash Collateral from Securities Loaned — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (c) (d)(Cost $94,949)	94,949	94,949
Total Investments — 101.1% (Cost $6,224,039)		10,480,969
Liabilities in Excess of Other Assets — (1.1)%		(118,537)
NET ASSETS — 100.0%		10,362,432

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
SGPS	Holding company

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 is $92,428.

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2026.
Summary of Investments by Industry, January 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	25.1%
Banks	11.9
Aerospace & Defense	6.6
Broadline Retail	5.9
Interactive Media & Services	5.7
Technology Hardware, Storage & Peripherals	5.3
Electrical Equipment	4.7
Hotels, Restaurants & Leisure	4.0
Consumer Finance	3.6
Oil, Gas & Consumable Fuels	2.7
Machinery	2.2
Automobiles	1.8
Capital Markets	1.8
Insurance	1.8
Wireless Telecommunication Services	1.8
Consumer Staples Distribution & Retail	1.6
Electronic Equipment, Instruments & Components	1.5
Ground Transportation	1.2
Others (each less than 1.0%)	9.9
Short-Term Investments	0.9

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$174,777	$—	$—	$174,777
Brazil	1,194,235	—	—	1,194,235
China	808,796	1,571,156	—	2,379,952
Greece	—	60,758	—	60,758
Guatemala	89,708	—	—	89,708
Hong Kong	—	302,723	—	302,723
Hungary	—	86,026	—	86,026
India	68,612	905,885	—	974,497

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Indonesia	$—	$72,131	$—	$72,131
Mexico	178,322	—	—	178,322
Panama	70,328	—	—	70,328
Peru	91,166	—	—	91,166
Portugal	—	52,064	—	52,064
Saudi Arabia	—	53,425	—	53,425
Singapore	141,410	—	—	141,410
South Africa	53,040	107,110	—	160,150
South Korea	55,558	1,602,770	—	1,658,328
Spain	—	214,845	—	214,845
Taiwan	329,995	1,564,845	—	1,894,840
Turkey	—	326,987	—	326,987
United States	209,348	—	—	209,348
Total Common Stocks	3,465,295	6,920,725	—	10,386,020
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	94,949	—	—	94,949
Total Investments in Securities	$3,560,244	$6,920,725	$—	$10,480,969
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.69% (a) (b)	$—	$592,288	$592,289	$1	$—	$—	—	$432	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (a) (b)	70,284	355,540	330,875	—	—	94,949	94,949	823	—
Total	$70,284	$947,828	$923,164	$1	$—	$94,949		$1,255	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.